Fees and Expenses - MFS International Equity Fund	Jun. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses
Expense Narrative [Text Block]

This table describes the fees and expenses that you may pay when you buy, hold, and sell shares of the fund. Investors may also pay commissions or other fees to their financial intermediaries when they buy, hold, and sell shares of the fund, which are not reflected below.

You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers and Reductions” on page 10 and “Appendix A – Waivers and Reductions of Sales Charges” on page A-1 of the fund’s prospectus.

Expense Breakpoint Discounts [Text]	You may qualify for sales charge reductions if, with respect to Class A shares, you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS funds.
Expense Breakpoint, Minimum Investment Required [Amount]	$ 50,000
Shareholder Fees Caption [Optional Text]	Shareholder Fees (fees paid directly from your investment):
Shareholder Fees [Table]
Shareholder Fees - MFS International Equity Fund	A		I	R6
Maximum Sales Charge Imposed on Purchases (as a percentage of Offering Price)	5.75%		0.00%	0.00%
Maximum Deferred Sales Charge (as a percentage of Offering Price)	1.00%	[1]	0.00%	0.00%
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses - MFS International Equity Fund		A	I	R6
Management Fees (as a percentage of Assets)		0.60%	0.60%	0.60%
Distribution and Service (12b-1) Fees		0.25%	0.00%	0.00%
Other Expenses (as a percentage of Assets):		0.11%	0.11%	0.02%
Expenses (as a percentage of Assets)		0.96%	0.71%	0.62%
Fee Waiver or Reimbursement	[1]	(0.01%)	(0.01%)	(0.01%)
Net Expenses (as a percentage of Assets)		0.95%	0.70%	0.61%
Fee Waiver or Reimbursement over Assets, Date of Termination		October 31, 2027	October 31, 2027	October 31, 2027
[1]	Massachusetts Financial Services Company (MFS) has agreed in writing to waive at least 0.01% of the fund's management fee as part of an agreement pursuant to which MFS has agreed to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund's Board of Trustees. The agreement to waive at least 0.01% of the management fee will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least October 31, 2027.

Expense Example [Heading]	Example
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods; your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Expense Example by, Year, Caption [Text]	Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example, With Redemption [Table]
Expense Example - MFS International Equity Fund - USD ($)	A	I	R6
Expense Example, with Redemption, 1 Year	$ 666	$ 72	$ 62
Expense Example, with Redemption, 3 Years	862	226	198
Expense Example, with Redemption, 5 Years	1,074	394	345
Expense Example, with Redemption, 10 Years	$ 1,684	$ 882	$ 773

Portfolio Turnover [Heading]	Portfolio Turnover
Portfolio Turnover [Text Block]

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	25.00%
A
Prospectus [Line Items]
Expenses Deferred Charges [Text Block]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.